Fair Value of Financial Instruments - Summary of Changes in Level 3 Financial Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Inputs, Level 3 - Series D2X Liquidation Preference - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2015	$ 8,030
Issuance of Series D 2X liquidation preference	10,665	$ 7,487
Change in fair value of Series D 2X liquidation preference	61,175	543
Balance at December 31, 2016	$ 79,870	$ 8,030